Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Employer Company Common Stock	$8,657,617	$—	$—	$8,657,617
Mutual funds	57,763,976	—	—	57,763,976

Total investments at fair value	66,421,593	—	—	66,421,593

Collective trust measured at net asset value*	—	—	—	5,459,159

Total fair value investments	$66,421,593	$—	$—	$71,880,752

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Employer Company Common Stock	$7,808,279	$—	$—	$7,808,279
Mutual funds	48,519,080	—	—	48,519,080

Total investments at fair value	56,327,359	—	—	56,327,359

Collective trust measured at net asset value*	—	—	—	5,215,411

Total fair value investments	$56,327,359	$—	$—	$61,542,770

*Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The NAV amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for this investment; the redemption notice period is applicable only to the Plan.

Investment	Fair Value December 31, 2025	Fair Value December 31, 2024	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period

Reliance Trust Stable Value Fund – Series 25053 – Class 0	$5,459,159	$5,215,411	N/A	Daily	None